Trade accounts payable and others (Details 1) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Trade Accounts Payable and Others [Abstract]
Raw materials and services	R$ 37,710	R$ 25,859
Operating lease transactions with third parties	26,249	22,659
Trade accounts payable	R$ 63,959	R$ 48,518